Exception Grades

AMC Loan ID	Customer Loan ID	EDGAR Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Final Loan Grade	Credit Final Loan Grade	Compliance Final Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	63536		36440394			Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Incorrect Appraisal Form type: Appraisal Form 1073/465 used for incorrect Subject property type.	- ___	Mixed Use Property. Floor 1 of property is being leased as commercial space. Floor 2 and 3 is leased as residential.				Reviewer Comment (2026-02-11): Post close lender exception provided. Reviewer Comment (2026-02-04): Per guidelines, mixed use properties are ineligible. Buyer Comment (2026-02-02): see attached Reviewer Comment (2026-01-15): The appraisal reflects commercial space on the bottom floor for this unit not the entire building. Buyer Comment (2026-01-13): This is a condo on a condo appraisal form - please review.			XX/XX/XXXX 9:32:31 AM	2	B		XX	Investment	Refinance - Rate/Term		B	B		A		N/A	No
XXXX	XXXX	25786		36440419			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		5% borrower contribution, 10% required per guidelines. Lender exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Fico is XX points above guideline minimum.	SitusAMC SitusAMC Aggregator,SitusAMC	Reviewer Comment (2026-02-12): Lender exception in file.			XX/XX/XXXX 4:24:27 PM	2	B		XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	99108		36440483			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception granted for A-frame property type.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Fico is XX points above guideline minimum.	SitusAMC Aggregator,SitusAMC	Reviewer Comment (2026-02-17): Lender exception in file.			XX/XX/XXXX 1:48:56 PM	2	B		XX	Investment	Refinance - Rate/Term		B	B		A		N/A	No
XXXX	XXXX	56229		36440490			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approved for SFR with 2 ADUs. The ADUs are newly constructed and appraiser notes are permitted.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Fico isXXpoints above guideline minimum.	SitusAMC Aggregator,SitusAMC	Reviewer Comment (2026-02-17): Lender exception in file.			XX/XX/XXXX 2:10:35 PM	2	B		XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	80729		36440514			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Credit report shows a Mortgage late in last 12 months. XX/XXXX. Shown on report as "Dispute resolved-Consumer Disagrees"	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	38 months reserves The fico isXX points above guideline minimum.	Aggregator,SitusAMC SitusAMC Aggregator,SitusAMC	Reviewer Comment (2026-03-11): Post close lender exception provided. Buyer Comment (2026-03-09): see attached approved exception Reviewer Comment (2026-02-25): Guidelines do not allow any lates in last 12 months. Provide verification there were no 30 day lates in the last 12 months or provide a lender exception. Buyer Comment (2026-02-22): please clarify -will a LOE from borrower suffice to clear exception?			XX/XX/XXXX 10:57:00 AM	2	B		XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	22835		36440741			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided		Exception for vesting in a single member LLC that does not have an EIN #.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2026-03-06): Client elects to waive with verified compensation factors			XX/XX/XXXX 12:45:25 PM	2	B		XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	13886		36440761			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception for split signing is approved with a 0.25 pricing hit in addition to standard LLPAs associated with the loan.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Reserves - over 119 months.	SitusAMC,Aggregator SitusAMC SitusAMC	Reviewer Comment (2026-03-09): The client elects to waive.			XX/XX/XXXX 11:54:44 AM	2	B		XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	18942		36440793			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		If property was not taken off the market 6 months prior to application a 5% LTV reduction applies and a 1 year PPP Is required. The loan does not have a PPP in which MD DSCR investment loans allow.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	54 months reserves Fico is XX points above guideline minimum.	Aggregator,SitusAMC Aggregator,SitusAMC	Reviewer Comment (2026-03-13): Post close lender exception provided. Seller Comment (2026-03-11): Attached the Approved Exception for this. Please Waive.			XX/XX/XXXX 9:58:12 AM	2	B		XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	45670		36440796			Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Subject is a refinance and property is listed for sale.	-	Client exception to waive the use of the last list price vs. appraised value. Property was with drawnXX/XX/XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	25 months reserves Fico is XX points above guideline minimum.	Aggregator,SitusAMC SitusAMC Aggregator,SitusAMC	Reviewer Comment (2026-03-02): Lender exception in file. Seller Comment (2026-02-26): The file contains an approved Exception Desk decision waiving the LTV reduction condition related to the prior listing. The approval addresses the listing history and confirms compliance with ARC program requirements. See XXXXXX page 22 (Doc ID D0293). Please Waive.			XX/XX/XXXX 12:04:37 PM	2	B		XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	47146		36440921			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower is renting primary, and all borrowers must currently own and be obligated for at least 1 primary or second home in the United States, lender exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	92 months reserves LTV is XX% below guideline max. Fico is XX points above guideline minimum.	Aggregator,SitusAMC Aggregator,SitusAMC Aggregator,SitusAMC	Reviewer Comment (2026-03-04): Lender exception in file.			XX/XX/XXXX 9:57:31 AM	2	B		XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	91126		36440971			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender requested exception for a layered entity. Lender approval in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	66 months reserves Fico is XX points above guideline minimum.	Aggregator,SitusAMC SitusAMC Aggregator,SitusAMC	Reviewer Comment (2026-03-10): Lender exception in file.			XX/XX/XXXX 1:58:49 PM	2	B		XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	29135		36440988			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Incomplete 12 month primary rental history provided. Client exception in file for rent payment documentation. Payment method varied. Some payments were made in cash. Rental amount had changed with no written lease.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC SitusAMC SitusAMC	Reviewer Comment (2026-03-12): Client elects to waive with verified compensation factors			XX/XX/XXXX 1:09:37 PM	2	B		XX	Investment	Refinance - Rate/Term		B	B		A		N/A	No
XXXX	XXXX	24585		36441002			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of ___ is less than Guideline PITIA months reserves of ___.	Lender exception for escrow waiver with less than 12 months reserves. Approval in file.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DSCR on the loan is greater than the guideline minimum.	DSCR > 1.00	SitusAMC SitusAMC,Aggregator	Reviewer Comment (2026-03-13): Client elects to waive with verified compensation factors			XX/XX/XXXX 10:05:21 AM	2	B		XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	96681		36639892			Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of ___ is less than Guideline representative FICO score of ___.	Representative FICO score of XXX is less than Guideline representative FICO score of 700. Borrower is a First Time Investor. 700 FICO required per overlay for guideline requirements.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	19 months reserves	Aggregator,SitusAMC SitusAMC	Reviewer Comment (2026-03-31): Lender exception provided. Buyer Comment (2026-03-30): exception Reviewer Comment (2026-03-27): Per XXXXXXXXXXXXXXXX Access DSCR X.XX.XXguidelines, a representative FICO score of 700 is required. The borrower’s representative FICO score is XXX, and the borrower is a First-Time Investor. As such, the loan does not meet the minimum FICO overlay requirement of 700. Exception remains. Buyer Comment (2026-03-25): rebuttal			XX/XX/XXXX 4:16:54 PM	2	B		XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	19569		36639901			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception for EAD Card without Visa is Approved.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC SitusAMC	Reviewer Comment (2026-03-19): Client elects to waive with verified compenstion factors			XX/XX/XXXX 8:58:30 AM	2	B		XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	58717		36639940			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception for using short term rents to calculate DSCR is approved	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	FICO - XXX	SitusAMC,Aggregator SitusAMC SitusAMC SitusAMC	Reviewer Comment (2026-03-26): The client elects to waive.			XX/XX/XXXX 1:11:40 PM	2	B		XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	17309		36640000			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of ___ does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) ___.	DSCR .XX less than the required 1.00 DSCR for 1st time investors.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	LTVXX%	SitusAMC,Aggregator SitusAMC SitusAMC SitusAMC	Reviewer Comment (2026-04-03): The client elects to waive.			XX/XX/XXXX 11:23:41 AM	2	B		XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	40190		36640016			Credit	Guideline	Guideline Issue	Guideline	Escrow waiver not allowed per guidelines.		Guidelines require a 700 credit score for escrow waiver.	Borrower has a clean housing payment history Miscellaneous The qualifying DSCR on the loan is greater than the guideline minimum.	Housing payment history clean for 9 years. 10 years on same job The DSCR of X.XXis greater than the minimum required DSCR of 1.	Aggregator Aggregator SitusAMC	Reviewer Comment (2026-04-22): Lender exception provided. Buyer Comment (2026-04-21): see attached			XX/XX/XXXX 3:59:49 PM	2	B		XX	Investment	Refinance - Rate/Term		B	B		A		N/A	No
XXXX	XXXX	90480	36640020	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Title Policy: Title reflects a Unit number XXX vs. all other documents which do not.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	SitusAMC SitusAMC SitusAMC	Reviewer Comment (2026-04-06): Client elects to waive with comp factors.

Reviewer Comment (2026-03-31): Title still reflects unit XXX.

Seller Comment (2026-03-30):XX/XX/XXXX – Sent to XXXXXX – The updated Title Policy reflects the corrected mailing address on Information Schedule 8, now showing XXXXXXXXXXXXXXXXXX, consistent with the subject property address and removing the prior XXXXXreference. As evidenced in the updated title documentation, the property is properly identified and the address discrepancy has been resolved. Please Clear.

Reviewer Comment (2026-03-25): The document provided still reflects Unit XXX.

Seller Comment (2026-03-23): Attached the Title Policy that has been updated to remove the XXXXXreference from the mailing address and now reflects the subject property as XXXXXXXXXXXXXXXXXX. This updated title documentation resolves the prior inconsistency and confirms the subject property is properly identified. Please see attached updated Title Policy. Please Clear.

Reviewer Comment (2026-03-11): All docs must match, exception remains.

Seller Comment (2026-03-09): Title reflects XXXXXas part of the condominium legal description. The Mortgage references the property address as XXXXXXXXXXXXXXXX; however, the attached Legal Description clearly identifies the collateral as XXXXXXXXXXXXXXXXXXXX. The legal description is the controlling identifier of the mortgaged property and properly defines the specific condominium unit securing the loan. Variances in street address formatting across loan documents do not impact the legal identification of the property. The collateral is properly defined through the recorded legal description. Please Cancel.
																				XX/XX/XXXX 10:04:58 AM	2	B		XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	28053		36640027			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Gift funds are from buyer's agent. Lender exception in file.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by XX points.	The representative FICO score exceeds the guideline minimum by XX points.	SitusAMC Aggregator	Reviewer Comment (2026-04-08): Lender exception in file.			XX/XX/XXXX 1:46:19 PM	2	B		XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	18806		36640034			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		LLC with 5 members, lender exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	20 months reserves Fico is XX points above guideline minimum.	Aggregator,SitusAMC SitusAMC Aggregator,SitusAMC	Reviewer Comment (2026-04-07): Lender exception in file.			XX/XX/XXXX 1:35:05 PM	2	B		XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No